Equity (Tables)	12 Months Ended
Oct. 31, 2025
Equity Disclosure [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding and treasury instruments

held as at and for the
years ended October 31, 2025 and October

31, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments

and millions of Canadian dollars)
October 31, 2025 October 31, 2024
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of year 1,750,272 $ 25,373 1,791,422 $ 25,434
Proceeds from shares issued on exercise

of stock options
2,260 165 1,657 112
Shares issued as a result of dividend reinvestment

plan
1,575 130 6,592 529
Purchase of shares for cancellation and other (64,611) (941) (49,399) (702)
Balance as at end of year – common shares 1,689,496 $ 24,727 1,750,272 $ 25,373
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1 20,000 $ 500 20,000 $ 500
Series 5
1
– – 20,000 500
Series 7 2 – – 14,000 350
Series 9 3 – – 8,000 200
Series 16 14,000 350 14,000 350
Series 18 14,000 350 14,000 350
Series 27 850 850 850 850
Series 28 800 800 800 800

49,650 $ 2,850 91,650 $ 3,900
Other Equity Instruments
4
Limited Recourse Capital Notes – Series 1 1,750 $ 1,750 1,750 $ 1,750
Limited Recourse Capital Notes – Series 2 1,500 1,500 1,500 1,500
Limited Recourse Capital Notes – Series 3 5 1,750 2,403 1,750 2,403
Limited Recourse Capital Notes – Series 4
5
750 1,023 750 1,023
Limited Recourse Capital Notes – Series 5 750 750 – –
Limited Recourse Capital Notes – Series 6 5 750 1,037 – –
Perpetual Subordinated Capital Notes – Series

2023-9
6
1 312 1 312
7,251 8,775 5,751 6,988
Balance as at end of year – preferred shares

and other equity instruments
56,901 $ 11,625 97,401 $ 10,888
Treasury – common shares
7
Balance as at beginning of year 213 $ (17) 748 $ (64)
Purchase of shares 145,166 (13,094) 139,135 (11,209)
Sale of shares (145,379) 13,111 (139,670) 11,256
Balance as at end of year – treasury

– common shares
– $ – 213 $ (17)
Treasury – preferred shares and other equity instruments 7
Balance as at beginning of year 163 $ (18) 142 $ (65)
Purchase of shares and other equity instruments 4,614 (1,535) 6,556 (625)
Sale of shares and other equity instruments (4,748) 1,549 (6,535) 672
Balance as at end of year – treasury

– preferred shares and other equity
instruments 29 $ (4) 163 $ (18)
1

On January 31, 2025, the Bank redeemed all of its
20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On July 31, 2025, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 7 (“Series 7 Preferred Shares”), at
a redemption price of $ 25.00

per Series 7 Preferred Share, for a total redemption cost of approximately $
350

million.
3

On October 31, 2025, the Bank redeemed all of its
8

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 9 (“Series 9 Preferred Shares”),
at a redemption price of $ 25.00

per Series 9 Preferred Share, for a total redemption cost of approximately $
200

million.
4

For Other Equity Instruments, the number of shares represents the number of notes issued.
5

For LRCNs – Series 3, 4, and 6, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments –
Significant Terms and Conditions” table

for further details.
6

For Perpetual Subordinated Capital Notes (AT1),

the amount represents the Canadian dollar equivalent of the Singapore dollar notional amount. Refer to

“Preferred Shares and Other
Equity Instruments – Significant Terms and

Conditions” table for further details.
7

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares and Other Equity Instruments – Significant

Terms and Conditions
Annual

Dividend Reset Next redemption/ Convertible
Issue date yield (%)
1
frequency
1
spread (%)
1
conversion date
1,2
into
1,2
NVCC Rate Reset Preferred Shares
Series 1 June 4, 2014 4.970 Quarterly 2.240 October 31, 2029 Series 2
Series 16 July 14, 2017 6.301 Quarterly 3.010 October 31, 2027 Series 17
Series 18 March 14, 2018 5.747 Quarterly 2.700 April 30, 2028 Series 19
Series 27 April 4, 2022 5.750 Semi-annual 3.317 October 31, 2027 –
Series 28 July 25, 2022 7.232 Semi-annual 4.200 October 31, 2027 –
Annual

Coupon Reset Next redemption Recourse to
Issue date yield (%) frequency spread (%) date Preferred Shares 3
Other Equity Instruments
Perpetual Subordinated Capital Notes 4 July 10, 2024 5.700 Semi-annual 2.652 July 31, 2029 n/a
NVCC Limited Recourse Capital Notes 5
Series 1 July 29, 2021 3.600 Semi-annual 2.747 October 31, 2026 Series 26
Series 2 September 14, 2022 7.283 Semi-annual 4.100 October 31, 2027 Series 29
Series 3
6
October 17, 2022 8.125 Quarterly 4.075 October 31, 2027 Series 30
Series 4 6 July 3, 2024 7.250 Quarterly 2.977 July 31, 2029 Series 31
Series 5 December 18, 2024 5.909 Quarterly 3.100 January 1, 2030 Series 32
Series 6
6
September 23, 2025 6.350 Quarterly 2.721 October 31, 2030 Series 33
1

Non-cumulative preferred dividends for each series are payable as and when declared by the Board of Directors.

Unless redeemed, the dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5 -year Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90 -day Government of Canada Treasury bill yield plus the noted
reset spread unless otherwise stated.
2

Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every
5

years thereafter. Preferred
Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every
5

years thereafter if not
redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.
3

LRCN Preferred Share Series 26, Series 29, and Series 32 were issued at a price of $
1,000

per share and LRCN Preferred Share Series 30, Series 31, and Series 33 were issued at a price of US$ 1,000

per share. The LRCN Preferred Shares are eliminated on the Bank’s Consolidated

Balance Sheet.
4

Perpetual Subordinated Capital Notes are denominated in Singapore dollars. Unless redeemed, the interest rate on Perpetual Subordinated Capital Notes will reset on the next interest reset date and every 5

years thereafter to a rate equal to the then prevailing
5 -year SORA-OIS Rate plus the noted reset spread.
5

LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless redeemed or otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every
5

years
thereafter at a rate equal to the then 5 -year Government of Canada bond yield plus the noted reset spread.
6

LRCN Series 3, 4, and 6 are denominated in U.S. dollars. Unless redeemed, the interest rate on LRCN

Series 3, 4, and 6 will reset on the next interest reset date and every
5

years
thereafter to equal the then 5 -year U.S. Treasury yield plus the noted reset spread.